Share-based payments	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	3.3. Share-based payments
Accounting policies
Nokia offers three types of global share-based
compensation plans for employees: performance shares,
restricted shares and the employee share purchase plan.
All plans are equity-settled.
Employee services received and the corresponding
increase in equity are measured by reference to the
fair value of the equity instruments at the grant date,
excluding the impact of any non-market vesting
conditions. Plans that apply tranched vesting are
accounted for under the graded vesting model. Share-
based compensation plans are generally conditional on
continued employment as well as the fulfillment of any
performance conditions specified in the award terms.
Until the Nokia shares are delivered, the participants
do not have any shareholder rights, such as voting or
dividend rights, associated with the shares. The share
grants are generally forfeited if the employment
relationship with Nokia terminates prior to vesting.
Share-based compensation is recognized as an expense
over the relevant service periods.
Share-based payment expense
In 2023, the share-based payment expense recognized in the
income statement for all share-based compensation plans
amounted to EUR 202 million (EUR 149 million in 2022 and
EUR 118 million in 2021).
Performance shares
In 2023, Nokia had outstanding Performance shares from
grants made in 2020, 2021, 2022 and 2023. Starting in 2021,
grants made for Performance shares have been targeted on a
more limited basis to senior level employees and executives.
Performance share plans at 31 December 2023:

Plan	Performance shares outstanding at target	Confirmed payout (% of target)	Performance period	Settlement year
2020	—	38%	2020-2023	2023
2021	16 086 604	12%	2021-2023	2024
2022	12 141 600	—	2022-2024	2025
2023	15 118 600	—	2023-2025	2026
The 2020, 2021, and 2022 Performance share grants have
a three-year vesting period where Nokia’s actual total
shareholder return (ATSR) is compared to the target total
shareholder return to determine the number of Nokia shares
that will be delivered at settlement. The 2020, 2021 and 2022
Performance share grants do not include a minimum
payout guarantee.
The 2023 Performance share grants apply the ATSR
performance metric to two-thirds of the grant. For the
remaining one-third of the granted shares, the metrics are
either a service condition alone or a Relative total shareholder return (RTSR). RTSR grants measure Nokia’s share performance against its peer group companies where minimum payout for
this metric requires Nokia to be at least in the 25th percentile when compared with the peer group.
Restricted shares
In 2023, there were outstanding Restricted shares from grants made in 2020, 2021, 2022 and 2023. Starting in 2021, Nokia
has granted Restricted shares to selected employees as the
primary method of equity compensation. Restricted shares
are Nokia shares that will be delivered to eligible participants at a future point in time, subject to the fulfillment of
predetermined service conditions. Restricted shares will either vest on the third anniversary of the award or follow a tranche vesting schedule whereby each plan vests in one or more
tranches determined at the award date.
The Restricted share grants are generally forfeited if the
employment relationship with Nokia terminates prior to vesting of the applicable tranche or tranches.
Employee share purchase plan
Nokia offers a voluntary Employee Share Purchase Plan (ESPP)
to its employees. Participating employees make contributions from their net salary to purchase Nokia shares on a monthly
basis during a 12-month savings period. Nokia delivers one
matching share for every two purchased shares the employee
holds at the end of the plan cycle. In 2023, 6 726 190 matching shares were issued as a settlement to the participants of the
ESPP 2022 (5 243 560 matching shares issued under the 2021
Plan in 2022 and 4 851 070 matching shares issued under the
2020 Plan in 2021).
Share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of shares outstanding at target	Weighted average grant date fair value (EUR)	Number of shares outstanding	Weighted average grant date fair value (EUR)
1 January 2021	99 472 193		4 527 593
Granted	17 749 650	5.11	25 046 200	5.05
Forfeited	(5 783 031)		(783 950)
Vested(1)	(31 611 804)		(2 026 150)
31 December 2021	79 827 008		26 763 693
Granted	12 661 300	3.49	32 238 100	4.15
Forfeited	(2 450 396)		(1 695 734)
Vested(1)	(26 290 064)		(2 778 431)
31 December 2022	63 747 848		54 527 628
Granted	15 207 400	3.10	45 322 400	3.36
Forfeited	(3 916 744)		(1 998 801)
Vested(1)	(31 691 700)		(3 175 287)
31 December 2023	43 346 804		94 675 940
(1)Vested performance shares at target are to be multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settled.

Estimation of grant date fair values
Plan	Grant date fair value
ATSR	Estimated considering the dividend-adjusted Nokia share price at the end of the performance period of the plan and the target payout levels set for the plan.
RTSR
Estimated considering a combination of the dividend-adjusted Nokia share price compared with benchmark companies’ share prices at the end of the performance period of the plan and the target payout levels set for the plan.

Restricted Shares	Estimated using the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period.